Derivatives and Hedging - Schedule of Outstanding Forward Contracts Not Designated as Hedging Instruments with Notional Amounts Equivalent (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Schedule of Outstanding Forward Contracts Not Designated as Hedging Instruments with Notional Amounts Equivalent [Line Items]
Fair value of derivatives assets			$ 2
Fair value of derivatives liabilities	6
Net realized and unrealized gain (loss), excluding the underlying foreign currency exposure being hedged	$ (5)	$ 204
Net realized and unrealized gain (loss), excluding the underlying foreign currency exposure being hedged	Financial income, net
Israeli Shekel / U.S. Dollar [Member]
Schedule of Outstanding Forward Contracts Not Designated as Hedging Instruments with Notional Amounts Equivalent [Line Items]
Israeli Shekel / U.S. Dollar	$ 846		$ 311